Schedule of Amounts Due from Related Parties (Details) (Parenthetical) - Jun. 29, 2022 - Sale Debt Assignment Agreement [Member]	USD ($)	HKD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments amount	$ 2,898,843	$ 22,615,322
Dividend payable amount	$ 1,296,457	$ 10,114,311